Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2021
Entity Registrant Name	Neuberger Berman ETF Trust
Entity Central Index Key	0001506001
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 09, 2022
Document Effective Date	Mar. 31, 2022
Prospectus Date	Jun. 09, 2022